Business Acquisitions - Schedule of Purchase Price of Each Transaction (Detail) - USD ($)	Oct. 15, 2015	Jun. 15, 2015	Jun. 30, 2015
Less: Fair value of net assets acquired:
Goodwill			$ 0
Ingrid Knutsen [Member]
Business Acquisition [Line Items]
Purchase consideration	$ 12,863,000
Less: Fair value of net assets acquired:
Vessel and equipment	115,000,000
Cash	4,744,000
Inventories	144,000
Others current assets	188,000
Amounts due from related parties	1,000
Long-term debt	(84,275,000)
Long-term debt from related parties	(20,253,000)
Trade accounts payable	(94,000)
Accrued expenses	(1,555,000)
Prepaid charter and deferred revenue	(762,000)
Amounts due to related parties	(275,000)
Sub total	12,863,000
Difference between the purchase price and fair value of net assets acquired	0
Goodwill	0
Difference between the purchase price and allocated values	$ 0
Dan Sabia [Member]
Business Acquisition [Line Items]
Purchase consideration		$ 41,186,000
Less: Fair value of net assets acquired:
Vessel and equipment		103,389,000
Cash		4,343,000
Others current assets		25,000
Amounts due from related parties		935,000
Long-term debt		(64,470,000)
Derivatives liabilities		(802,000)
Trade accounts payable		(4,000)
Accrued expenses		(335,000)
Prepaid charter and deferred revenue		(442,000)
Amounts due to related parties		(1,453,000)
Sub total		41,186,000
Difference between the purchase price and fair value of net assets acquired		0
Goodwill		0
Difference between the purchase price and allocated values		$ 0